PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 33,963,685	$ 8,261,952
Additions	33,019,302	31,493,811
Amortization	693,323	385,950
Disposals		(136,235)
Balance	62,208,905	33,963,685
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(5,655,843)	(3,052,512)
Amortization	(4,774,082)	(2,603,331)
Balance	(10,429,925)	(5,655,843)
Carrying Amounts
Disclosure of detailed information about property, plant and equipment [line items]
Balance	33,963,685	5,209,440
Balance	62,208,905	33,963,685
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance	484,507	0
Additions	675,333	484,507
Disposals		0
Balance	1,159,840	484,507
Land | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Amortization	0	0
Balance	0	0
Land | Carrying Amounts
Disclosure of detailed information about property, plant and equipment [line items]
Balance	484,507	0
Balance	1,159,840	484,507
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,966,924	2,796,356
Additions	3,360,622	170,568
Disposals		0
Balance	6,327,546	2,966,924
Leasehold Improvements | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(902,800)	(612,441)
Amortization	(424,341)	(290,359)
Balance	(1,327,141)	(902,800)
Leasehold Improvements | Carrying Amounts
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,064,124	2,183,915
Balance	5,000,405	2,064,124
Buildings, Greenhouse and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,438,144	0
Additions	25,158,539	16,528,144
Disposals		(90,000)
Balance	41,596,683	16,438,144
Buildings, Greenhouse and Improvements | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(293,922)	0
Amortization	(1,116,348)	(293,922)
Balance	(1,410,270)	(293,922)
Buildings, Greenhouse and Improvements | Carrying Amounts
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,144,222	0
Balance	40,186,413	16,144,222
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	18,734,488	4,815,487
Additions	2,501,273	13,965,236
Disposals		(46,235)
Balance	21,235,761	18,734,488
Equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,801,511)	(1,968,502)
Amortization	(2,661,805)	(1,833,009)
Balance	(6,463,316)	(3,801,511)
Equipment | Carrying Amounts
Disclosure of detailed information about property, plant and equipment [line items]
Balance	14,932,977	2,846,985
Balance	14,772,445	14,932,977
Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance	995,465	650,109
Additions	1,323,535	345,356
Disposals		0
Balance	2,319,000	995,465
Other | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(657,610)	(471,569)
Amortization	(571,588)	(186,041)
Balance	(1,229,198)	(657,610)
Other | Carrying Amounts
Disclosure of detailed information about property, plant and equipment [line items]
Balance	337,855	178,540
Balance	$ 1,089,802	$ 337,855